Capital Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Summary of Shares of Common Stock Reserved for Future Issuance

At September 30, 2014, the Company had shares of common stock reserved for future issuance as follows:

Options outstanding	27,142,210
Options available for future grant	8,423,574
Convertible preferred stock	89,012,588
Warrants	7,762,500

132,340,872

At December 31, 2013, the Company had shares of common stock reserved for future issuance as follows:

Options outstanding	23,637,693
Options available for future grant	12,793,550
Convertible preferred stock	47,187,929
Warrants	45,650,654

129,269,826